Provision for Employee Benefits - Schedule of Sensitivity Analysis for Assumptions (Parenthetical) (Details) - Jubilee Plan - Discount Rate	Sep. 30, 2023	Sep. 30, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of spread on variable rate reasonably possible decrease in actuarial assumption	1.00%
Percentage of spread on variable rate reasonably possible increase in actuarial assumption		1.00%